MASTER TRUST - Investments Measured at Fair Value on a Recurring Basis (Details) - John Deere Tax Deferred Savings Plan for Wage Employees - USD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Investments at Fair Value
Unfunded commitments or redemption restrictions	$ 0	$ 0
Total investments at fair value	14,612,022	12,356,107
Level 1, 2, and 3
Investments at Fair Value
Total investments at fair value	2,100,986	1,896,022
Level 1, 2, and 3 | Deere & Company Common Stock
Investments at Fair Value
Total investments at fair value	1,153,114	1,113,403
Level 1, 2, and 3 | Mutual Funds
Investments at Fair Value
Total investments at fair value	104,965	95,623
Level 1, 2, and 3 | U.S. Equity Securities
Investments at Fair Value
Total investments at fair value	15,836	7,735
Level 1, 2, and 3 | Fidelity BrokerageLink Accounts
Investments at Fair Value
Total investments at fair value	827,071	679,261
Level 1
Investments at Fair Value
Total investments at fair value	2,100,986	1,896,022
Level 1 | Deere & Company Common Stock
Investments at Fair Value
Total investments at fair value	1,153,114	1,113,403
Level 1 | Mutual Funds
Investments at Fair Value
Total investments at fair value	104,965	95,623
Level 1 | U.S. Equity Securities
Investments at Fair Value
Total investments at fair value	15,836	7,735
Level 1 | Fidelity BrokerageLink Accounts
Investments at Fair Value
Total investments at fair value	827,071	679,261
Net Asset Value | Common Collective Trust Funds
Investments at Fair Value
Total investments at fair value	$ 12,511,036	$ 10,460,085